Significant Non-Cash Transaction (Details) - 12 months ended Dec. 31, 2022 RM in Millions, $ in Millions	MYR (RM)	USD ($)
Due From Related Party [Member]
Significant Non-Cash Transaction [Line Items]
Dividends declared amounts	RM 6.9	$ 1.6